Convertible Note Receivable (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 03, 2018	Mar. 07, 2018	Mar. 07, 2018	Mar. 31, 2019
Convertible Note Receivable [Abstract]
Issued convertible notes		$ 950,000	$ 950	$ 2,000,000
Additional investement	$ 950,000
Interest rate	7.00%
Maturity per share				$ 120
Conversion price discounted				25.00%
Fair value				$ 2,000,000